UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

COMMON STOCKS — 77.9%	Shares	Value
Consumer Discretionary — 23.6%
Broadcasting & Cable TV — 10.0%
Liberty Global, Inc. - Series C*	1,855,000	$40,531,750
Liberty Global, Inc. - Series A*	75,000	1,643,250
Comcast Corp. - CL A Special	2,200,000	35,222,000
The DIRECTV Group, Inc. - CL A*	500,000	16,675,000
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—
		94,072,000
Media — 6.7%
Liberty Media Corp. - Capital - Series A*	1,630,000	38,924,400
The Washington Post Co. - CL B	32,000	14,067,200
News Corp. - CL A	750,000	10,267,500
		63,259,100
Retailing — 5.5%
Liberty Media Corp. -
Interactive - Series A*	3,500,000	37,940,000
Lowe’s Companies, Inc.	600,000	14,034,000
		51,974,000
Education Services — 1.4%
Apollo Group, Inc. - CL A*	225,000	13,630,500
		222,935,600
Financials — 15.5%

Insurance — 11.5%
Berkshire Hathaway, Inc. - CL B*	33,000	108,438,000
Mortgage REIT’s — 4.0%
Redwood Trust, Inc.	2,650,000	38,319,000
		146,757,000

	Shares	Value
Information Technology — 10.3%
Software & Services — 5.9%
Microsoft Corp.(a)	1,400,000	$42,686,000
Google, Inc. - CL A* (a)	12,000	7,439,760
Accenture plc - CL A	125,000	5,187,500
		55,313,260
Technology Hardware & Equipment — 4.4%
Dell, Inc.*	2,900,000	41,644,000
		96,957,260
Industrials — 7.6%
Transportation — 4.6%
United Parcel Service, Inc. - CL B	525,000	30,119,250
Burlington Northern Santa Fe Corp.	130,000	12,820,600
		42,939,850
Industrial Conglomerates — 3.0%
Tyco International Ltd.	800,000	28,544,000
		71,483,850
Materials — 6.1%
Construction Materials — 4.7%
Martin Marietta Materials, Inc.	275,000	24,587,750
Vulcan Materials Co.	380,000	20,014,600
		44,602,350
Fertilizers & Agricultural Chemicals — 1.4%
Monsanto Co.	110,000	8,992,500
Potash Corp. of Saskatchewan, Inc.	40,000	4,340,000
		13,332,500
		57,934,850

	Shares	Value
Health Care — 4.8%
Health Care Equipment & Services — 3.0%
Omnicare, Inc.	1,150,000	$27,807,000
Managed Health Care — 1.8%
WellPoint, Inc.*	200,000	11,658,000
UnitedHealth Group, Inc.	180,000	5,486,400
		17,144,400
		44,951,400
Consumer Staples — 3.7%
Hypermarkets & Super Centers — 1.7%
Wal-Mart Stores, Inc.	300,000	16,035,000
Household & Personal Products — 1.1%
The Procter & Gamble Co.	170,000	10,307,100
Food Beverage & Tobacco — 0.9%
Diageo plc - Sponsored ADR	130,000	9,023,300
		35,365,400
Telecommunication Services — 3.6%
Telecommunication Services — 3.6%
Telephone and Data Systems, Inc. - Special	1,125,000	33,975,000
Energy — 2.7%
Energy — 2.7%
ConocoPhillips	275,000	14,044,250
XTO Energy, Inc.	250,000	11,632,500
		25,676,750
Total Common Stocks (Cost $674,620,967)		736,037,110

CORPORATE BONDS — 0.9%	Principal amount or shares	Value
Mohawk Industries, Inc.
6.5% 1/15/11 (Cost $7,488,879)	$8,000,000	$8,240,000

SHORT-TERM SECURITIES — 21.3%
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.01%(b)	70,686,045	70,686,045
U.S. Treasury Bill 0.06% 3/04/10(c)	$131,000,000	130,992,533
Total Short-Term Securities (Cost $201,673,614)		201,678,578
Total Investments in Securities (Cost $883,783,460)		945,955,688
Options Written — (0.1%)		(432,000)
Other Liabilities in Excess of Other Assets — (0.0%)		(226,260)
Net Assets — 100.0%		$945,297,428
Net Asset Value Per Share		$23.72

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Google, Inc. - CL A	Mar. 2010 / $600	4,000	$(162,000)
Microsoft Corp.	Apr. 2010 / $30	150,000	(270,000)
Total Options Written (premiums received $393,540)			$(432,000)

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Fully or partially pledged on outstanding written options.

(b)	Rate presented represents the annualized 7-day yield at December 31, 2009.

(c)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

COMMON STOCKS — 80.9%	Shares	Value
Consumer Discretionary — 35.4%
Broadcasting & Cable TV — 11.5%
Liberty Global, Inc. - Series C*	1,135,000	$24,799,750
Liberty Global, Inc. - Series A*	75,000	1,643,250
Comcast Corp. - CL A Special	1,300,000	20,813,000
Liberty Media Corp. - Starz - Series A*	300,000	13,845,000
Discovery Communications, Inc. - CL A*	100,000	3,067,000
Adelphia Recovery Trust,Series ACC-7* #	2,310,000	–
		64,168,000
Retailing — 9.8%
Liberty Media Corp. -
Interactive - Series A*	2,310,000	25,040,400
Cabela’s, Inc. - CL A*	1,050,000	14,973,000
Ticketmaster*	750,000	9,165,000
AutoZone, Inc.*	35,000	5,532,450
		54,710,850
Consumer Services — 5.1%
Coinstar, Inc.*	700,000	19,446,000
Interval Leisure Group, Inc.*	730,000	9,103,100
		28,549,100
Media — 4.5%
The Washington Post Co. - CL B	30,000	13,188,000
Liberty Media Corp. - Capital - Series A*	320,000	7,641,600
Daily Journal Corp.*	69,703	4,321,586
		25,151,186
Education Services — 2.3%
ITT Educational Services, Inc.*	40,000	3,838,400
Strayer Education, Inc.	15,000	3,187,350
Apollo Group, Inc. - CL A*	50,000	3,029,000
Grand Canyon Education, Inc.*	150,000	2,851,500
		12,906,250
Consumer Durables & Apparel — 2.2%
Mohawk Industries, Inc.*	250,000	11,900,000
		197,385,386

	Shares	Value
Financials — 16.1%
Insurance — 12.1%
Berkshire Hathaway, Inc. - CL B*	15,000	$49,290,000
Willis Group Holdings Ltd.	535,000	14,113,300
Brown & Brown, Inc.	225,000	4,043,250
		67,446,550
Mortgage REIT’s — 4.0%
Redwood Trust, Inc.	1,560,000	22,557,600
		90,004,150
Information Technology — 7.3%
Technology Hardware & Equipment — 4.0%
Dell, Inc.*	1,550,000	22,258,000
Software & Services — 3.3%
Microsoft Corp.	550,000	16,769,500
ACI Worldwide, Inc.*	106,450	1,825,618
		18,595,118
		40,853,118
Health Care — 7.1%
Health Care Equipment & Services — 5.5%
Omnicare, Inc.	700,000	16,926,000
Laboratory Corp. of America Holdings*	180,000	13,471,200
		30,397,200
Managed Health Care — 1.6%
WellPoint, Inc.*	100,000	5,829,000
UnitedHealth Group, Inc.	100,000	3,048,000
		8,877,000
		39,274,200
Materials — 6.1%
Construction Materials — 6.1%
Eagle Materials, Inc.	550,000	14,327,500
Martin Marietta Materials, Inc.	160,000	14,305,600
Vulcan Materials Co.	100,000	5,267,000
		33,900,100

	Shares	Value
Telecommunication Services — 4.0%
Telecommunication Services — 4.0%
Telephone and Data Systems, Inc. - Special	735,000	$22,197,000
Industrials — 3.4%
Industrial Conglomerates — 2.6%
Tyco International Ltd.	400,000	14,272,000
Professional Services — 0.8%
The Corporate Executive Board Co.	200,000	4,564,000
		18,836,000
Energy — 1.5%
Energy — 1.5%
XTO Energy, Inc.	180,000	8,375,400
Total Common Stocks (Cost $472,904,246)		450,825,354

SHORT-TERM SECURITIES — 19.9%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	51,255,580	$51,255,580
U.S. Treasury Bill 0.06% 3/04/10(b)	$60,000,000	59,996,580
Total Short-Term Securities (Cost $111,249,887)		111,252,160
Total Investments in Securities (Cost $584,154,133)		562,077,514
Other Liabilities in Excess of Other Assets — (0.8%)		(4,698,737)
Net Assets — 100.0%		$557,378,777
Net Asset Value Per Share		$16.15

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2009.

(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

COMMON STOCKS — 80.4%	Shares	Value
Consumer Discretionary — 41.2%
Retailing — 13.5%
Liberty Media Corp. -
Interactive - Series A*	1,040,000	$11,273,600
Cabela’s, Inc. - CL A*	310,000	4,420,600
Ticketmaster*	264,900	3,237,078
AutoZone, Inc.*	20,000	3,161,400
The Buckle, Inc.	60,000	1,756,800
		23,849,478
Broadcasting & Cable TV — 10.6%
Liberty Global, Inc. - Series C*	400,000	8,740,000
Liberty Media Corp. - Starz - Series A*	170,000	7,845,500
Cumulus Media, Inc. - CL A*	800,000	1,824,000
CIBL, Inc.#	1,005	318,585
		18,728,085
Media — 5.5%
Liberty Media Corp. -
Capital - Series A*	370,000	8,835,600
The Washington Post Co. - CL B	2,000	879,200
		9,714,800
Consumer Services — 5.3%
Coinstar, Inc.*	250,000	6,945,000
Interval Leisure Group, Inc.*	200,000	2,494,000
		9,439,000
Education Services — 3.6%
Grand Canyon Education, Inc.*	225,026	4,277,744
Strayer Education, Inc.	5,000	1,062,450
ITT Educational Services, Inc.*	10,000	959,600
		6,299,794
Consumer Durables & Apparel — 2.7%
Mohawk Industries, Inc.*	100,000	4,760,000
		72,791,157

	Shares	Value
Financials — 16.6%
Insurance — 11.2%
Berkshire Hathaway, Inc. - CL A*	120	$11,904,000
Willis Group Holdings Ltd.	210,000	5,539,800
Brown & Brown, Inc.	130,000	2,336,100
		19,779,900
Mortgage REIT’s — 5.4%
Redwood Trust, Inc.	656,993	9,500,119
		29,280,019
Information Technology — 5.8%
Technology Hardware & Equipment — 3.1%
Dell, Inc.*	380,000	5,456,800
Software & Services — 2.7%
ACI Worldwide, Inc.*	227,143	3,895,502
The Knot, Inc.*	85,600	861,992
Convera Corp.*	310,000	75,330
		4,832,824
		10,289,624
Health Care — 5.8%
Health Care Equipment & Services — 5.8%
Omnicare, Inc.	235,100	5,684,718
Laboratory Corp. of America Holdings*	60,000	4,490,400
		10,175,118
Telecommunication Services — 4.4%
Telecommunication Services — 4.4%
Telephone and Data Systems, Inc. - Special	155,000	4,681,000
LICT Corp.* #	1,005	2,989,875
		7,670,875

	Shares	Value
Materials — 4.1%
Construction Materials — 4.1%
Eagle Materials, Inc.	140,000	$3,647,000
Martin Marietta Materials, Inc.	40,000	3,576,400
		7,223,400
Industrials — 1.8%
Professional Services — 1.8%
The Corporate Executive Board Co.	141,818	3,236,287
Consumer Staples — 0.7%
Household & Personal Products — 0.7%
Energizer Holdings, Inc.*	20,000	1,225,600
Total Common Stocks (Cost $143,169,683)		141,892,080

SHORT-TERM SECURITIES — 20.1%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.01%(a) (Cost $35,595,993)	35,595,993	$35,595,993
Total Investments in Securities (Cost $178,765,676)		177,488,073
Other Liabilities in Excess of Other Assets — (0.5%)		(956,282)
Net Assets — 100.0%		$176,531,791
Net Asset Value Per Share		$27.39

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2009.

See Notes to Schedules of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 40.4%
Broadcasting & Cable TV — 14.7%
Liberty Global, Inc. - Series C* (a)	460,700	$10,066,295
Liberty Global, Inc. - Series A*	150,000	3,286,500
Liberty Media Corp. -
Starz - Series A*	200,000	9,230,000
Comcast Corp. - CL A Special	450,000	7,204,500
Cumulus Media, Inc. - CL A*	1,228,600	2,801,208
		32,588,503
Retailing — 10.5%
Liberty Media Corp. -
Interactive - Series A* (a)	1,310,000	14,200,400
Cabela’s, Inc. - CL A* (a)	380,000	5,418,800
Ticketmaster*	311,851	3,810,819
		23,430,019
Media — 5.8%
Liberty Media Corp. -
Capital - Series A* (a)	450,000	10,746,000
The Washington Post Co. - CL B(a)	5,000	2,198,000
		12,944,000
Consumer Services — 5.1%
Coinstar, Inc.*	300,800	8,356,224
Interval Leisure Group, Inc.*	230,000	2,868,100
		11,224,324
Education Services — 2.2%
Grand Canyon Education, Inc.*	260,000	4,942,600
Consumer Durables & Apparel — 2.1%
Mohawk Industries, Inc.*	100,000	4,760,000
		89,889,446

	Shares	Value
Financials — 20.1%
Insurance — 14.6%
Berkshire Hathaway, Inc. - CL B* (a)	6,000	$19,716,000
Berkshire Hathaway, Inc. - CL A* (a)	70	6,944,000
Willis Group Holdings Ltd.	220,000	5,803,600
		32,463,600
Mortgage REIT’s — 5.5%
Redwood Trust, Inc.(a)	850,000	12,291,000
		44,754,600
Information Technology — 11.6%
Software & Services — 8.3%
Microsoft Corp.	260,000	7,927,400
Google, Inc. - CL A* (a)	8,000	4,959,840
ACI Worldwide, Inc.*	190,000	3,258,500
Intelligent Systems Corp.* # †	2,269,600	2,133,424
The Knot, Inc.*	10,500	105,735
Convera Corp.*	280,000	68,040
		18,452,939

Technology Hardware & Equipment — 3.3%
Dell, Inc.*	500,000	7,180,000
Continental Resources* #	700	280,000
		7,460,000
		25,912,939
Industrials — 5.9%
Transportation — 2.5%
Burlington Northern Santa Fe Corp.	55,000	5,424,100
Industrial Conglomerates — 2.1%
Tyco International Ltd.	130,000	4,638,400
Professional Services — 1.3%
The Corporate Executive Board Co.	130,000	2,966,600
		13,029,100

	Shares	Value
Health Care — 5.2%
Health Care Equipment & Services — 2.9%
Omnicare, Inc.(a)	270,000	$6,528,600
Managed Health Care — 2.3%
WellPoint, Inc.* (a)	70,000	4,080,300
UnitedHealth Group, Inc.	35,000	1,066,800
		5,147,100
		11,675,700
Materials — 3.8%
Construction Materials — 3.8%
Eagle Materials, Inc.	190,000	4,949,500
Martin Marietta Materials, Inc.	40,000	3,576,400
		8,525,900
Energy — 3.3%
Energy — 3.3%
ConocoPhillips	110,000	5,617,700
EOG Resources, Inc.	10,000	973,000
XTO Energy, Inc.	15,000	697,950
		7,288,650
Telecommunication Services — 2.3%
Telecommunication Services — 2.3%
Telephone and Data Systems, Inc. - Special(a)	170,000	5,134,000
Total Common Stocks
(Cost $185,631,559)		206,210,335

CORPORATE BONDS — 0.9%	Principal amount or shares	Value
Mohawk Industries, Inc.
6.5% 1/15/11 (Cost $1,862,765)	$2,000,000	$2,060,000

SHORT-TERM SECURITIES — 7.4%
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.01%(b) (Cost $16,582,513)	16,582,513	16,582,513
Total Investments in Securities
(Cost $204,076,837)		224,852,848
Due From Broker(a) — 16.6%		36,853,680
Securities Sold Short — (17.4%)		(38,797,300)
Other Liabilities in Excess of Other Assets — (0.1%)		(297,095)
Net Assets — 100.0%		$222,612,133
Net Asset Value Per Share		$8.75

SECURITIES SOLD SHORT — (17.4%)
Ishares Dow Jones U.S. Real Estate Fund	60,000	$(2,755,200)
Ishares Russell 2000 Fund	220,000	(13,697,200)
Ishares Russell 2000 Value Fund	200,000	(11,608,000)
Ishares Russell Midcap Fund	120,000	(9,902,400)
Sears Holdings Corp.	10,000	(834,500)
Total Securities Sold Short
(proceeds $51,938,254)		$(38,797,300)

*	Non-income producing

†	Controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

(b)	Rate presented represents the annualized 7-day yield at December 31, 2009.

See Notes to Schedules of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

COMMON STOCKS — 54.7%	Shares	Value
Consumer Discretionary — 20.2%
Broadcasting & Cable TV — 6.1%
Comcast Corp. - CL A Special	100,000	$1,601,000
Liberty Global, Inc. - Series A*	60,000	1,314,600
Liberty Media Corp. - Starz - Series A*	15,000	692,250
Discovery Communications, Inc. - CL C*	25,000	663,000
		4,270,850
Retailing — 5.3%
Liberty Media Corp. - Interactive - Series A*	100,000	1,084,000
Cabela’s, Inc. - CL A*	75,000	1,069,500
Ticketmaster*	70,000	855,400
AutoZone, Inc.*	4,500	711,315
		3,720,215
Education Services — 4.9%
Grand Canyon Education, Inc.*	60,000	1,140,600
Strayer Education, Inc.	5,000	1,062,450
Apollo Group, Inc. - CL A*	12,500	757,250
ITT Educational Services, Inc.*	5,000	479,800
		3,440,100
Consumer Services — 2.9%
Coinstar, Inc.*	50,000	1,389,000
Interval Leisure Group, Inc.*	50,000	623,500
		2,012,500
Consumer Durables & Apparel — 1.0%
Mohawk Industries, Inc.*	15,000	714,000
		14,157,665
Financials — 8.2%
Insurance — 5.9%
Berkshire Hathaway, Inc. - CL B*	775	2,546,650
Willis Group Holdings Ltd.	40,000	1,055,200
Brown & Brown, Inc.	30,000	539,100
		4,140,950
Mortgage REIT’s — 2.3%
Redwood Trust, Inc.	110,000	1,590,600
		5,731,550

	Shares	Value
Materials — 6.6%
Construction Materials — 4.7%
Martin Marietta Materials, Inc.	17,000	$1,519,970
Eagle Materials, Inc.	37,000	963,850
Vulcan Materials Co.	15,000	790,050
		3,273,870
Fertilizers & Agricultural Chemicals — 1.4%
Monsanto Co.	7,500	613,125
Potash Corp. of Saskatchewan, Inc.	3,500	379,750
		992,875
Metals & Mining — 0.5%
Compass Minerals International, Inc.	5,500	369,545
		4,636,290
Information Technology — 6.4%
Software & Services — 4.4%
Microsoft Corp.	50,000	1,524,500
ACI Worldwide, Inc.*	47,500	814,625
Accenture plc - CL A	17,500	726,250
		3,065,375
Technology Hardware & Equipment — 2.0%
Dell, Inc.*	100,000	1,436,000
		4,501,375
Consumer Staples — 4.0%
Food Beverage & Tobacco — 2.0%
Diageo plc - Sponsored ADR	20,000	1,388,200
Hypermarkets & Super Centers — 1.1%
Wal-Mart Stores, Inc.	15,000	801,750
Household & Personal Products — 0.9%
The Procter & Gamble Co.	10,000	606,300
		2,796,250
Health Care — 3.9%
Health Care Equipment & Services — 3.9%
Laboratory Corp. of America Holdings*	20,000	1,496,800
Omnicare, Inc.	50,000	1,209,000
		2,705,800

	Principal amount or shares	Value
Energy — 3.4%

Energy — 3.4%
XTO Energy, Inc.	25,000	$1,163,250
EOG Resources, Inc.	4,500	437,850
Apache Corp.	2,500	257,925
Devon Energy Corp.	3,500	257,250
ConocoPhillips	5,000	255,350
		2,371,625
Industrials — 2.0%

Transportation — 2.0%
United Parcel Service, Inc.	25,000	1,434,250
Total Common Stocks
(Cost $35,144,626)		38,334,805

CORPORATE BONDS — 13.2%
American Express Credit Corp.
7.3% 8/20/13	$650,000	731,110
Berkshire Hathaway Finance Corp.
4.2% 12/15/10	300,000	310,656
Comcast Corp.
6.5% 1/15/15	300,000	336,470
4.95% 6/15/16	193,000	198,479
Dell, Inc.
5.625% 4/15/14	250,000	272,620
Host Hotels & Resorts LP
6.875% 11/01/14	500,000	505,625
JP Morgan Chase & Co.
4.75% 5/01/13	100,000	105,633
Level 3 Financing, Inc.
9.25% 11/01/14	750,000	712,500
Liberty Media LLC
5.7% 5/15/13	750,000	718,125
Markel Corp.
6.8% 2/15/13	300,000	303,408
Mohawk Industries, Inc.
6.5% 1/15/11	400,000	412,000

	Principal amount or shares	Value
Republic Services, Inc. (Allied Waste)
6.125% 2/15/14	$1,000,000	$1,018,300
Texas Industries, Inc.
7.25% 7/15/13	250,000	246,875
Time Warner Cable, Inc.
5.4% 7/02/12	250,000	267,264
7.5% 4/01/14	120,000	138,389
USG Corp.
6.3% 11/15/16	800,000	720,000
Valmont Industries, Inc.
6.875% 5/01/14	350,000	361,375
WellPoint, Inc.
6.0% 2/15/14	250,000	271,371
Wells Fargo & Co.
3.98% 10/29/10	250,000	256,770
4.375% 1/31/13	750,000	779,568
Willis North America, Inc.
6.2% 3/28/17	250,000	248,188
WM Wrigley Jr. Co.
4.3% 7/15/10	350,000	354,237
Total Corporate Bonds
(Cost $8,363,805)		9,268,963

CONVERTIBLE BONDS — 1.1%
Coinstar, Inc. 4% 9/01/14 (Cost $742,327)	750,000	750,000

MORTGAGE-BACKED SECURITIES — 11.1%(c)
Federal Home Loan Mortgage Corporation — 6.0%
Collateralized Mortgage Obligations — 6.0%
2665 CL WY — 4.5% 2027 (0.2 years)	214,133	215,008
2945 CL PC — 5.5% 2028 (0.5 years)	500,000	510,390
3028 CL MB — 5.0% 2026 (0.5 years)	166,884	170,097
3200 CL AD — 5.5% 2029 (0.8 years)	387,555	400,831
R001 CL AE — 4.375% 2015 (1.1 years)	272,439	279,549
2975 CL OD — 5.5% 2027 (1.1 years)	800,000	830,150
2542 CL LD — 5.0% 2022 (1.4 years)	553,998	578,480
2831 CL AB — 5.0% 2018 (1.5 years)	180,498	188,206
2926 CL AB — 5.0% 2019 (1.6 years)	476,734	497,192
2627 CL LE — 3.0% 2017 (1.9 years)	547,663	557,819
		4,227,722

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal amount	Value
Federal National Mortgage Association — 4.1%
Collateralized Mortgage Obligations — 4.1%
2003-87 CL TG — 4.5% 2014 (0.0 years)	$24,798	$24,795
2002-55 CL VA — 5.5% 2013 (0.2 years)	147,366	148,095
2003-4 CL PD — 5.0% 2016 (0.6 years)	440,861	449,080
2005-59 CL PB — 5.5% 2028 (1.2 years)	650,000	678,116
2003-83 CL VA — 5.5% 2014 (1.4 years)	219,776	230,126
2002-91 CL QG — 5.0% 2018 (2.9 years)	750,000	793,936
2003-9 CL DB — 5.0% 2018 (3.8 years)	500,000	530,121
		2,854,269
Non-Government Agency — 1.0%
Collateralized Mortgage Obligations — 1.0%
CDMC 2003-7P CL A4 — 3.37% 2017
(Adjustable Rate) (1.2 years)(d)	513,414	473,500
Chase 2004-S1 CL A6 — 4.5% 2019
(3.3 years)	265,943	236,125
		709,625
Total Mortgage-Backed Securities
(Cost $7,570,041)		7,791,616

TAXABLE MUNICIPAL BONDS — 0.4%
University of California 4.85% 5/15/13
(Cost $298,616)	300,000	314,559

SHORT-TERM SECURITIES — 19.3%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.01%(a)	1,521,159	$1,521,159
U.S. Treasury Bills, 0.06% to 0.13%, 3/04/10 to 5/20/10(b)	$12,000,000	11,997,957
Total Short-Term Securities
(Cost $13,518,799)		13,519,116
Total Investments in Securities
(Cost $65,638,214)		69,979,059
Other Assets Less Other Liabilities — 0.2%		124,024
Net Assets — 100.0%		$70,103,083
Net Asset Value Per Share		$9.90

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at December 31, 2009.

(b)	Interest rates presented represent the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedules of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

CORPORATE BONDS — 35.4%	Principal amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$2,000,000	$2,140,240
Credit Corp. 7.3% 8/20/13	3,260,000	3,666,799
FSB Bank 5.55% 10/17/12	1,609,000	1,721,823
FSB Bank 6.0% 9/13/17	2,500,000	2,597,803
8.125% 5/20/19	1,000,000	1,187,075
Anheuser-Busch InBev
5.375% 11/15/14(d)	4,000,000	4,239,552
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,357,108
Berkshire Hathaway Finance Corp.
4.2% 12/15/10	375,000	388,320
4.6% 5/15/13	3,000,000	3,170,766
4.625% 10/15/13	2,129,000	2,271,679
4.85% 1/15/15	1,500,000	1,607,762
5.4% 5/15/18	5,000,000	5,232,735
Boston Properties LP
5.625% 4/15/15	2,000,000	2,061,064
5.875% 10/15/19	4,000,000	4,019,920
Comcast Corp.
10.625% 7/15/12	2,000,000	2,361,178
6.5% 1/15/15	2,081,000	2,333,981
4.95% 6/15/16	675,000	694,161
Dell, Inc.
5.625% 4/15/14	1,250,000	1,363,101
Diageo Capital plc
4.85% 5/15/18	3,941,000	3,898,181
DIRECTV Holdings
4.75% 10/01/14(d)	2,000,000	2,043,672
Goldman Sachs Group, Inc.
5.35% 1/15/16	3,000,000	3,119,994
Home Depot, Inc.
4.625% 8/15/10	1,500,000	1,535,794
Host Hotels & Resorts LP
6.875% 11/01/14	2,500,000	2,528,125
JP Morgan Chase & Co.
5.35% 2/01/12 (Bear Stearns Co., Inc.)	2,000,000	2,126,194
4.75% 5/01/13	1,900,000	2,007,033
5.15% 10/01/15	5,500,000	5,702,543
6.3% 4/23/19	2,500,000	2,755,090
Leucadia National Corp.
7.125% 3/15/17	2,500,000	2,375,000
Level 3 Financing, Inc.
9.25% 11/01/14	2,000,000	1,900,000
Liberty Media LLC
5.7% 5/15/13	5,240,000	5,017,300

	Principal amount	Value
Markel Corp.
6.8% 2/15/13	$5,475,000	$5,537,196
7.125% 9/30/19	1,800,000	1,861,857
Mead Johnson Nutrition Co.
3.5% 11/01/14(d)	2,000,000	1,979,380
Mohawk Industries, Inc.
6.5% 1/15/11	3,695,000	3,805,850
6.875% 1/15/16	5,000,000	5,000,000
News America Holdings
9.25% 2/01/13	2,222,000	2,594,274
Republic Services, Inc. (Allied Waste)
6.125% 2/15/14	13,990,000	14,246,017
Swiss Re (General Electric Global Insurance)
6.45% 3/01/19	5,000,000	4,998,930
Target Corp.
8.6% 1/15/12	3,000,000	3,373,380
Texas Industries, Inc.
7.25% 7/15/13	1,250,000	1,234,375
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,138,108
7.5% 4/01/14	1,700,000	1,960,510
Time Warner, Inc.
6.875% 5/01/12	4,189,000	4,588,363
UnitedHealth Group, Inc.
4.75% 2/10/14	3,000,000	3,076,686
USG Corp.
6.3% 11/15/16	5,000,000	4,500,000
Valmont Industries, Inc.
6.875% 5/01/14	3,740,000	3,861,550
Washington Post Co.
7.25% 2/01/19	3,500,000	3,849,933
WellPoint, Inc.
5.0% 1/15/11	1,000,000	1,034,220
6.0% 2/15/14	2,000,000	2,170,964
Wells Fargo & Co.
3.98% 10/29/10	1,750,000	1,797,388
4.375% 1/31/13	4,000,000	4,157,696
3.75% 10/01/14	6,000,000	5,988,762
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,206,114
Whirlpool Corp.
8.0% 5/01/12	1,000,000	1,083,980
Willis North America, Inc.
5.625% 7/15/15	2,000,000	1,960,992
6.2% 3/28/17	4,753,000	4,718,541
WM Wrigley Jr. Co.
4.3% 7/15/10	5,285,000	5,348,985

	Principal amount	Value
XTO Energy, Inc.
5.75% 12/15/13	$2,250,000	$2,505,226
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,004,260
Total Corporate Bonds
(Cost $171,940,106)		184,007,530

CONVERTIBLE BONDS — 1.3%
Coinstar, Inc.
4% 9/01/14 (Cost $6,415,200)	6,550,000	6,550,000

MORTGAGE-BACKED SECURITIES — 29.8%(c)
Federal Home Loan Mortgage Corporation — 13.5%
Collateralized Mortgage Obligations — 12.4%
2921 CL A — 5.5% 2018 (0.1 years)	123,516	123,714
2665 CL WY — 4.5% 2027 (0.2 years)	1,142,041	1,146,707
2692 CL QT — 4.5% 2018 (0.4 years)	800,635	810,830
2945 CL PC — 5.5% 2028 (0.5 years)	2,000,000	2,041,562
2743 CL HC — 4.5% 2015 (0.5 years)	1,730,181	1,760,763
2765 CL JN — 4.0% 2019 (0.6 years)	583,826	592,942
3200 CL AD — 5.5% 2029 (0.8 years)	6,588,438	6,814,129
3200 CL NA — 5.5% 2032 (0.8 years)	1,869,302	1,934,842
R001 CL AE — 4.375% 2015 (1.1 years)	1,634,632	1,677,292
2975 CL OD — 5.5% 2027 (1.1 years)	2,700,000	2,801,758
3098 CL HA — 5.5% 2023 (1.1 years)	2,881,461	2,994,352
R009 CL AJ — 5.75% 2018 (1.2 years)	1,079,285	1,124,980
2829 CL DJ — 4.5% 2018 (1.4 years)	4,180,709	4,324,107
R010 CL AB — 5.5% 2019 (1.4 years)	4,496,567	4,718,509
R011 CL AB — 5.5% 2020 (1.4 years)	1,717,824	1,805,372
3036 CL JH — 5.0% 2031 (1.4 years)	4,517,853	4,698,247
2831 CL AB — 5.0% 2018 (1.5 years)	721,993	752,823
2999 CL NB — 4.5% 2017 (1.5 years)	4,000,000	4,155,346
3042 CL HA — 5.5% 2029 (1.6 years)	3,194,170	3,339,331
2549 CL PD — 5.5% 2031 (1.7 years)	5,000,000	5,237,500
2627 CL LE — 3.0% 2017 (1.9 years)	958,410	976,183
2574 CL JM — 5.0% 2022 (2.2 years)	2,006,854	2,110,965
3556 CL MA — 5.0% 2037 (2.2 years)	3,644,990	3,807,110
3170 CL EA — 4.5% 2020 (2.5 years)	4,352,250	4,538,562
		64,287,926

	Principal amount	Value
Pass-Through Securities — 1.1%
1386 — 5.0% 2018 (2.5 years)	$273,979	$288,852
18190 — 5.5% 2022 (2.7 years)	460,391	487,785
13300 — 4.5% 2023 (3.2 years)	4,630,338	4,771,221
		5,547,858
		69,835,784

Federal National Mortgage Association — 14.8%
Collateralized Mortgage Obligations — 11.9%
2002-74 CL TD — 5.0% 2015 (0.2 years)	1,111,014	1,114,838
2003-113 CL PC — 4.0% 2015 (0.4 years)	377,716	381,547
2004-81 CL KC — 4.5% 2017 (1.0 years)	2,201,253	2,265,217
2003-16 CL PD — 5.0% 2016 (1.2 years)	2,500,000	2,592,163
2005-59 CL PB — 5.5% 2028 (1.2 years)	2,000,000	2,086,511
2006-9 CL GA — 5.5% 2033 (1.3 years)	5,396,399	5,653,304
2006-22 CL DA — 5.5% 2033 (1.4 years)	1,885,462	1,966,146
2003-27 CL DW — 4.5% 2017 (1.6 years)	1,000,000	1,036,546
2005-9 CL A — 5.0% 2031 (1.6 years)	3,083,200	3,200,649
2003-92 CL PD — 4.5% 2017 (1.6 years)	2,500,000	2,603,174
2003-39 CL LC — 5.0% 2022 (1.6 years)	726,812	760,498
2006-21 CL CA — 5.5% 2029 (1.7 years)	2,396,134	2,510,959
2003-43 CL EX — 4.5% 2017 (1.7 years)	518,061	537,820
2007-32 CL BA — 5.5% 2034 (1.7 years)	7,690,513	8,067,620
2004-40 CL BA — 4.5% 2018 (2.0 years)	3,247,824	3,375,466
2006-78 CL AV — 6.5% 2017 (2.1 years)	1,783,609	1,915,630
2003-37 CL QD — 5.0% 2032 (2.2 years)	3,500,000	3,654,013
2009-27 CL JA — 5.0% 2036 (2.3 years)	4,044,110	4,221,501
2007-42 CL YA — 5.5% 2036 (2.5 years)	3,293,805	3,490,856
2003-86 CL KT — 4.5% 2018 (2.6 years)	1,339,912	1,368,605
2009-52 CL DC — 4.5% 2023 (2.6 years)	3,400,556	3,532,938
2009-44 CL A — 4.5% 2023 (2.7 years)	4,123,376	4,290,901
2003-9 CL DB — 5.0% 2018 (3.8 years)	1,000,000	1,060,242
		61,687,144

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal amount	Value
Pass-Through Securities — 2.9%
256982 — 6.0% 2017 (1.3 years)	$856,959	$911,108
254863 — 4.0% 2013 (1.5 years)	281,609	288,359
255291 — 4.5% 2014 (1.8 years)	414,990	428,178
251787 — 6.5% 2018 (2.5 years)	26,126	28,491
888595 — 5.0% 2022 (2.7 years)	2,290,280	2,402,571
254907 — 5.0% 2018 (2.7 years)	907,983	956,757
888439 — 5.5% 2022 (2.7 years)	1,991,097	2,112,986
357985 — 4.5% 2020 (3.0 years)	1,051,733	1,091,950
357414 — 4.0% 2018 (3.1 years)	3,739,172	3,835,396
725232 — 5.0% 2034 (4.4 years)	3,244,912	3,343,950
		15,399,746
		77,086,890
Government National Mortgage Association — 0.6%
Collateralized Mortgage Obligations — 0.6%
GNR 2004-80 CL GC — 5.0% 2031 (1.2 years)	3,000,000	3,051,373
Non-Government Agency — 0.9%
Collateralized Mortgage Obligations — 0.9%
CMSI 2003-11 CL 2A1 — 5.5% 2033 (0.6 years)	644,218	647,604
GMACM 2003-J4 CL 3A1 — 4.75% 2018 (1.1 years)	1,875,356	1,885,744
CDMC 2003-7P CL A4 — 3.37% 2017 (Adjustable Rate) (1.2 years)(d)	1,540,242	1,420,500
WAMU 2003-S7 CL A1 — 4.5% 2018 (2.6 years)	745,005	737,020
Chase 2004-S1 CL A6 — 4.5% 2019 (3.3 years)	328,017	291,239
		4,982,107
Total Mortgage-Backed Securities
(Cost $152,289,288)		154,956,154

TAXABLE MUNICIPAL	Principal
BONDS — 2.4%	amount	Value
Fond Du Lac Cnty, Wisconsin 3.0% 9/01/12	$2,900,000	$2,925,288
Stratford, Connecticut 6.55% 2/15/13	500,000	511,470
University of California 4.85% 5/15/13	990,000	1,038,045
Nebraska Public Power District
5.14% 1/01/14	1,000,000	1,070,900
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,468,307
6.0% 9/01/15	1,220,000	1,314,147
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 12/01/17	815,000	796,385
4.788% 12/01/18	1,000,000	970,190
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,240,803
Total Taxable Municipal Bonds
(Cost $12,154,674)		12,335,535

U.S.TREASURY AND GOVERNMENT AGENCY — 17.2%
U.S. Treasury — 7.9%
U.S. Treasury Note
1.125% 12/15/11	15,000,000	15,009,975
2.625% 4/30/16	6,000,000	5,815,782
3.0% 8/31/16	5,000,000	4,919,145
3.125% 10/31/16	6,000,000	5,926,410
3.125% 5/15/19	10,000,000	9,473,440
		41,144,752
Government Agency — 9.3%
Fannie Mae
4.125% 4/28/10	2,000,000	2,024,414
2.0% 7/07/14(e)	5,000,000	5,000,785
2.125% 12/30/14(e)	5,000,000	4,952,410
3.0% 12/28/16(e)	6,000,000	5,940,294
3.0% 12/30/16(e)	5,000,000	4,968,660
Federal Home Loan Banks
1.0% 6/08/12(e)	6,800,000	6,816,306
3.0% 10/13/16(e)	4,000,000	3,966,412
Freddie Mac
4.125% 6/16/10	1,000,000	1,017,150
5.5% 9/15/11	1,000,000	1,074,260
3.0% 6/30/14(e)	4,000,000	4,039,928
5.0% 11/13/14	3,000,000	3,284,187
3.0% 10/05/16(e)	5,000,000	4,990,545
		48,075,351
Total U.S. Treasury and Government Agency
(Cost $89,309,699)		89,220,103

COMMON STOCKS — 1.7%	Principal amount or shares	Value
Redwood Trust, Inc.	589,965	$8,530,894
Newcastle Investment Corp.*	45,000	94,050
Total Common Stocks
(Cost $9,703,327)		8,624,944

SHORT-TERM SECURITIES — 12.4%
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.01%(a)	39,356,904	39,356,904
U.S. Treasury Bill 0.15% 5/27/10(b)	$25,000,000	24,984,100
Total Short-Term Securities
(Cost $64,341,949)		64,341,004
Total Investments in Securities
(Cost $506,154,243)		520,035,270
Other Liabilities in Excess of Other Assets — (0.2%)		(897,745)
Net Assets — 100.0%		$519,137,525
Net Asset Value Per Share		$12.10

(a)	Rate presented represents the annualized 7-day yield at December 31 2009.

(b)	Interest rates presented represent the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up’’ bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2009.

See Notes to Schedules of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

MUNICIPAL BONDS — 87.9%	Principal amount	Value
Alaska — 0.7%
University of Alaska, University Revenue, Series J, FSA Insured
5.0%, 10/01/17	$500,000	$500,900
Arizona — 1.3%
Mesa, Highway Project Advancement Notes, Revenue,
Series 2009
3.5%, 7/01/15	1,000,000	1,027,260
District of Columbia — 1.2%
Metropolitan Washington D.C., Airports Authority, Revenue,
Refunding, Series 1999A, AMT
5.25%, 10/01/16	900,000	909,864
Florida — 1.4%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,115,030
Illinois — 1.8%
Illinois Finance Authority, Revenue, Series 2009A, Northwestern
Memorial Hospital
5.0%, 8/15/17	245,000	263,448
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity
6.75%, 4/15/12	120,000	129,164
Illinois State, General Obligation, FGIC Insured
5.0%, 3/01/19	500,000	506,440
Illinois State, Sales Tax Revenue, Series Z
5.0%, 6/15/19	500,000	506,400
		1,405,452
Minnesota — 0.0%
Minnesota State Housing Financial Agency, Single Family
Mortgage, Series D
6.0%, 1/01/16	20,000	20,039
Missouri — 1.0%
Joplin, Industrial Development Authority, Revenue, Series A, Catholic
Health Initiatives
5.125%, 12/01/15	750,000	751,057
Nebraska — 76.0%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	$256,355
4.4%, 12/15/17	250,000	255,725
5.3%, 12/15/18	700,000	700,105
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	500,000	504,730
Series B, 4.65%, 6/15/12	500,000	504,135

	Principal
	amount	Value

Dawson County, Lexington Public School District #001,
General Obligation, Refunding
1.75%, 12/15/12	$355,000	$356,480
2.15%, 12/15/13	490,000	493,729
Douglas County, Educational Facility Revenue, Series A,
Creighton University Project, FGIC Insured
3.5%, 9/01/12	255,000	266,274
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	250,012
Quality Living Inc. Project
4.7%, 10/01/17	255,000	209,375
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project
4.75%, 9/01/28	500,000	497,520
Children’s Hospital Obligated Group
5.25%, 8/15/20	1,000,000	1,040,690
5.5%, 8/15/21	1,430,000	1,500,814
Lakeside Village Project
5.125%, 12/15/22	500,000	478,355
Nebraska Medical Center Project
5.0%, 11/15/14	380,000	406,862
5.0%, 11/15/15	295,000	312,983
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	500,000	531,955
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	500,000	539,300
4.0%, 6/15/17	750,000	789,832
Douglas County, Ralston Public School District #54, FSA Insured
5.125%, 12/15/21	500,000	526,920
5.2%, 12/15/26	500,000	515,910
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington
5.75%, 12/01/14	195,000	195,078
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s Henry
Doorly Zoo Project
4.2%, 9/01/16	600,000	613,668
4.75%, 9/01/17	200,000	207,552
Grand Island, Electric Revenue, MBIA Insured
5.0%, 8/15/14	500,000	528,245
5.125%, 8/15/16	500,000	529,165
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC Insured
4.1%, 9/01/14	480,000	494,938

	Principal
	amount	Value
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	$870,000	$894,021
3.45%, 4/01/14	650,000	666,198
Hastings, Electric System Revenue, Refunding, FSA Insured
5.0%, 1/01/19	750,000	782,482
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	406,617
3.0%, 11/15/17	640,000	617,658
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center
4.0%, 6/01/10	380,000	383,800
Series A, 5.0%, 6/01/16	500,000	534,000
Series A, 5.0%, 6/01/17	500,000	529,000
Series B-2, LOC - U.S. Bank, 0.22%,
6/01/31 (Variable Rate Demand Note)	250,000	250,000
Lincoln, Airport Authority Revenue, Refunding
5.2%, 7/01/19	200,000	200,142
Lincoln County, North Platte School District #001, General
Obligation, Refunding
2.0%, 12/15/13	770,000	777,939
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/10	500,000	515,800
5.0%, 9/01/18	1,000,000	1,104,720
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,031,450
Lincoln, Parking Revenue, Refunding, Series A
5.375%, 8/15/14	250,000	250,935
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured
5.0%, 6/15/16	885,000	977,677
Lincoln, Water Revenue
5.0%, 8/15/22	800,000	830,048
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding, Series A
AMBAC Insured, 5.0%, 4/01/13	380,000	407,128
BHAC Insured, 5.0%, 4/01/20	500,000	558,720
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project
5.05%, 12/01/23	500,000	494,565
Nebraska Wesleyan University Project, Radian Insured
5.15%, 4/01/22	1,000,000	995,430
Nebraska Educational Telecommunications Commission, Revenue,
DTV Project
6.0%, 2/01/10	310,000	311,265
Nebraska Investment Financial Authority, Revenue, Series A,
Drinking Water State Revolving Fund
5.15%, 1/01/16	200,000	201,826

	Principal
	amount	Value
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured
5.0%, 11/15/14	$250,000	$260,237
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT
4.05%, 3/01/12	265,000	269,587
4.05%, 9/01/12	315,000	321,054
4.125%, 3/01/13	355,000	361,390
Nebraska Public Power District, Revenue
Series B, 5.0%, 1/01/15	885,000	996,360
Series B-2, 5.0%, 1/01/16	1,000,000	1,100,020
Series B, 5.0%, 1/01/18	800,000	890,184
Series B, 5.0%, 1/01/21	1,000,000	1,066,920
Nebraska State Colleges Facility Corp., Deferred Maintenance
Revenue, MBIA Insured
4.25%, 7/15/15	405,000	437,894
5.0%, 7/15/16	200,000	222,584
4.0%, 7/15/17	200,000	207,552
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project
5.25%, 1/01/19	750,000	800,760
Omaha, Douglas County, General Obligation, Public
Building Commission
5.1%, 5/01/20	750,000	785,610
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,099,530
5.25%, 10/15/19	250,000	294,453
Omaha, Public Facilities Corp., Lease Revenue,
Series C, Rosenblatt Stadium Project
3.9%, 10/15/17	235,000	245,791
3.95%, 10/15/18	240,000	247,992
Series 2009, Omaha Baseball Stadium Project
5.0%, 6/01/23	770,000	837,337
Omaha Public Power District, Electric Revenue
Series A, 4.3%, 2/01/12, Pre-Refunded
2/01/10 @ 100	500,000	501,675
Series A, 5.0%, 2/01/17, Pre-Refunded
2/01/10 @ 100	400,000	401,576
Series A, Escrowed to Maturity
7.625%, 2/01/12	320,000	343,206
Series A, 4.25%, 2/01/18	900,000	932,274
Series A, 4.1%, 2/01/19	1,000,000	1,048,920
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	1,000,480
Series C, 5.5%, 2/01/14	280,000	314,143

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal
	amount	Value
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	$520,000	$564,907
4.0%, 11/15/14	250,000	276,688
Papillion-La Vista, Sarpy County School District #27,
General Obligation
Refunding, Series 2009A,
3.15%, 12/01/17	930,000	925,341
Series 2009, 5.0%, 12/01/28	500,000	530,625
Papillion, Water Revenue System, Bond Anticipation Notes
Series C, 3.0%, 6/15/11	500,000	500,880
Platte County, Hospital Authority #1, Revenue, Columbus Community
Hospital Project, Radian Insured
5.9%, 5/01/15	250,000	253,438
Platte County, Humphrey Public School District #67, General
Obligation, Refunding
1.2%, 8/15/10	240,000	240,684
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A, AMBAC Insured
5.0%, 1/01/18	750,000	803,438
5.0%, 1/01/26	800,000	822,344
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook
5.9%, 3/15/13	300,000	300,747
Sarpy County, General Obligation, Sanitary & Improvement
District #112, Leawood Oaks III
6.2%, 2/15/14	105,000	105,255
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,044,670
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	598,785
Series 2009C, 2.0%, 11/01/13	700,000	704,690
University of Nebraska, Facilities Corp. Lease Rental Revenue,
UNMC Sorell Center Project
4.0%, 4/15/11	1,000,000	1,044,480
Deferred Maintenance Revenue
2.0%, 7/15/11	1,000,000	1,021,440

	Principal
	amount	Value
University of Nebraska, University Revenue
Lincoln Student Fees and Facilities
4.6%, 7/01/17	$570,000	$596,664
5.0%, 7/01/23	1,000,000	1,075,380
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	409,282
5.0%, 5/15/33	700,000	725,144
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	626,529
5.0%, 5/15/27	800,000	849,032
Refunding, Lincoln Parking Project
4.0%, 6/01/17	1,070,000	1,126,336
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2% 9/01/16	330,000	328,538
3.4%, 9/01/17	415,000	410,456
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.2% 6/01/12	200,000	202,062
2.7%, 6/01/13	150,000	151,530
		58,455,022
Puerto Rico — 4.5%
Commonwealth, General Obligation, Refunding
FGIC Insured, 5.5%, 7/01/11	990,000	1,032,748
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	910,547
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,037,430
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	518,385
		3,499,110
Total Municipal Bonds
(Cost $65,938,915)		67,683,734

SHORT-TERM
SECURITIES — 11.3%	Shares	Value
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.14%(a)
(Cost $8,669,584)	8,669,584	$8,669,584
Total Investments in Securities
(Cost $74,608,499)		76,353,318
Other Assets Less Other Liabilities — 0.8%		594,457
Net Assets — 100.0%		$76,947,775
Net Asset Value Per Share		$10.14

(a)           Rate presented represents the annualized 7-day yield at December 31, 2009.

See Notes to Schedules of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2009 • (UNAUDITED)

	Principal
U.S. TREASURY — 59.8%†	amount	Value
U.S. Treasury Bill
0.13% 04/22/10	$25,000,000	$24,989,979
0.13% 05/20/10	20,000,000	19,989,961
Total U.S. Treasury		44,979,940

SHORT-TERM
SECURITIES — 40.2%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	30,127,617	$30,127,617
Wells Fargo Advantage 100%
Treasury Money Market Fund - Service Class 0.01%(a)	52,551	52,551
Total Short-Term Securities		30,180,168
Total Investments in Securities
(Cost $75,160,108)		75,160,108
Other Liabilities in Excess of Other Assets — (0.0%)		(29,788)
Net Assets — 100.0%		$75,130,320
Net Asset Value Per Share		$1.00

†           Interest rates presented represent the yield to maturity at the date of purchase.

(a)           Rate presented represents the annualized 7-day yield at December 31, 2009.

See Notes to Schedules of Investments

Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

•  Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•  Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•  Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•  The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•  The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•  The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realized a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $889,815,327, $586,936,380, $180,657,690, $206,776,944 and $65,695,945, respectively.

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Short-Intermediate Income	Nebraska Tax-Free Income
Appreciation	$136,820,119	$32,687,257	$17,670,144	$35,596,497	$6,167,955	$16,088,132	$1,893,703
Depreciation	(80,679,758)	(57,546,123)	(20,839,761)	(17,520,593)	(1,884,841)	(2,207,105)	(148,884)
Net	$56,140,361	$(24,858,866)	$(3,169,617)	$18,075,904	$4,283,114	$13,881,027	$1,744,819

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2009, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III
Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300 -	$-	$-
CIBL, Inc.	9/09/96	-	-	94,596	-
Continental Resources	1/28/87	-	-	-	43,750
Intelligent Systems Corp. and Rights	12/03/91	-	-	-	2,898,883
LICT Corp.	9/09/96	-	-	2,525,794	-
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,620,390	$2,942,633
Value		$0	$0	$3,308,460	$2,413,424
Percent of net assets		0.0%	0.0%	1.9%	1.1%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2009	Value Dec. 31, 2009	Dividend Income	Realized Gains/(Losses)
Redwood Trust, Inc.*	3,150,000	90,000	(590,000)	2,650,000	$38,319,000	$-	$(13,151,562)

Partners Value
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2009	Value Dec. 31, 2009	Dividend Income	Realized Gains/(Losses)
Daily Journal Corp.	113,771	-	(44,068)	69,703	$4,321,586	$-	$970,723

Partners III
Name of Issuer	Number of Shares Held March 31, 2009	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2009	Value Dec. 31, 2009	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.**	881,999	1,388,001	(400)	2,269,600	$2,133,424	$-	$(1,050)

* Company was considered a non-controlled affiliate at March 31, 2009, but as of December 31, 2009, they are no longer a non-controlled affiliate.

** Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(6)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$222,935,600	$-	$-	$222,935,600
Financials	146,757,000	-	-	146,757,000
Information Technology	96,957,260	-	-	96,957,260
Industrials	71,483,850	-	-	71,483,850
Materials	57,934,850	-	-	57,934,850
Health Care	44,951,400	-	-	44,951,400
Consumer Staples	35,365,400	-	-	35,365,400
Telecommunication Services	33,975,000	-	-	33,975,000
Energy	25,676,750	-	-	25,676,750
Corporate Bonds	-	8,240,000	-	8,240,000
Short-Term Securities	201,678,578	-	-	201,678,578
Total Investments in Securities	$937,715,688	$8,240,000	$-	$945,955,688

Liabilities:
Options written	$-	$(432,000)	$-	$(432,000)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$193,063,800	$4,321,586	$-	$197,385,386
Financials	90,004,150	-	-	90,004,150
Information Technology	40,853,118	-	-	40,853,118
Health Care	39,274,200	-	-	39,274,200
Materials	33,900,100	-	-	33,900,100
Telecommunication Services	22,197,000	-	-	22,197,000
Industrials	18,836,000	-	-	18,836,000
Energy	8,375,400	-	-	8,375,400
Short-Term Securities	111,252,160	-	-	111,252,160
Total Investments in Securities	$557,755,928	$4,321,586	$-	$562,077,514

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$72,472,572	$-	$318,585	$72,791,157
Financials	29,280,019	-	-	29,280,019
Information Technology	10,289,624	-	-	10,289,624
Health Care	10,175,118	-	-	10,175,118
Telecommunication Services	4,681,000	2,989,875	-	7,670,875
Materials	7,223,400	-	-	7,223,400
Industrials	3,236,287	-	-	3,236,287
Consumer Staples	1,225,600	-	-	1,225,600
Short-Term Securities	35,595,993	-	-	35,595,993
Total Investments in Securities	$174,179,613	$2,989,875	$318,585	$177,488,073

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$89,889,446	$-	$-	$89,889,446
Financials	44,754,600	-	-	44,754,600
Information Technology	25,632,939	-	280,000	25,912,939
Industrials	13,029,100	-	-	13,029,100
Health Care	11,675,700	-	-	11,675,700
Materials	8,525,900	-	-	8,525,900
Energy	7,288,650	-	-	7,288,650
Telecommunication Services	5,134,000	-	-	5,134,000
Corporate Bonds	-	2,060,000	-	2,060,000
Short-Term Securities	16,582,513	-	-	16,582,513
Total Investments in Securities	$222,512,848	$2,060,000	$280,000	$224,852,848

Liabilities:
Securities Sold Short	$(38,797,300)	$-	$-	$(38,797,300)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$14,157,665	$-	$-	$14,157,665
Financials	5,731,550	-	-	5,731,550
Materials	4,636,290	-	-	4,636,290
Information Technology	4,501,375	-	-	4,501,375
Consumer Staples	2,796,250	-	-	2,796,250
Health Care	2,705,800	-	-	2,705,800
Energy	2,371,625	-	-	2,371,625
Industrials	1,434,250	-	-	1,434,250
Corporate Bonds	-	9,268,963	-	9,268,963
Convertible Bonds	-	750,000	-	750,000
Mortgage-Backed Securities	-	7,791,616	-	7,791,616
Taxable Municipal Bonds	-	314,559	-	314,559
Short-Term Securities	13,519,116	-	-	13,519,116
Total Investments in Securities	$51,853,921	$18,125,138	$-	$69,979,059

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$184,007,530	$-	$184,007,530
Convertible Bonds	-	6,550,000	-	6,550,000
Mortgage-Backed Securities	-	154,956,154	-	154,956,154
Taxable Municipal Bonds	-	12,335,535	-	12,335,535
U.S. Treasury and Government Agency	-	89,220,103	-	89,220,103
Common Stocks	8,624,944	-	-	8,624,944
Short-Term Securities	64,341,004	-	-	64,341,004
Total Investments in Securities	$72,965,948	$447,069,322	$-	$520,035,270

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Alaska	$-	$500,900	$-	$500,900
Arizona	-	1,027,260	-	1,027,260
District of Columbia	-	909,864	-	909,864
Florida	-	1,115,030	-	1,115,030
Illinois	-	1,405,452	-	1,405,452
Minnesota	-	20,039	-	20,039
Missouri	-	751,057	-	751,057
Nebraska	-	58,455,022	-	58,455,022
Puerto Rico	-	3,499,110	-	3,499,110
Short-Term Securities	8,669,584	-	-	8,669,584
Total Investments in Securities	$8,669,584	$67,683,734	$-	$76,353,318

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$44,979,940	$-	$-	$44,979,940
Short-Term Securities	30,180,168	-	-	30,180,168
Total Investments in Securities	$75,160,108	$-	$-	$75,160,108

At December 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Hickory	Partners III
	Investments in Securities	Investments in Securities
Beginning balance, March 31, 2009	$319,590	$280,000
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	(1,005)	-
Net purchases (sales)	-	-
Net transfers in and/or out of Level 3	-	-
Ending balance, December 31, 2009	$318,585	$280,000
Net change in unrealized appreciation (depreciation)
Attributable to assets still held at end of period	$(1,005)	$-

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:   February  3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:   February  3, 2010